Subsequent Events (Details Textual 1) - Subsequent Events	May 09, 2017 USD ($) Mortgage_Property	Apr. 10, 2017 USD ($) $ / shares
Subsequent Event [Line Items]
Share Of Profits, Percentage	30.00%
Real Estate Investments, Joint Ventures	$ 345,000
Number of Real Estate Properties | Mortgage_Property	5
Common Stock, Dividends, Per Share, Declared | $ / shares		$ 0.05
Payments of Dividends		$ 555,162
Receivable with Imputed Interest, Effective Yield (Interest Rate)	12.00%
Sachem Capital Partners, LLC
Subsequent Event [Line Items]
Share Of Profits, Percentage	70.00%
Two Borrowers
Subsequent Event [Line Items]
Number of Real Estate Properties | Mortgage_Property	4
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 452,361
Reassessed Value Of Real Estate Properties	686,480
Single Borrower
Subsequent Event [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	58,000
Reassessed Value Of Real Estate Properties	$ 205,700